SUPPLEMENT dated June 16, 2006

                              To the PROSPECTUS of

                  Standish Mellon Opportunistic High Yield Fund

                               Dated: May 1, 2006

--------------------------------------------------------------------------------


Effective June 16, 2006, John R. McNichols is no longer a portfolio manager of Standish Mellon Opportunistic High Yield Fund ("High Yield Fund"). Jonathan M. Uhrig remains as co-portfolio manager of High Yield Fund and David R. Bowser has been added as a co-portfolio manager of the Fund.

Therefore, the following replaces the information on page 9 under "The Investment Adviser - Fund Managers" with respect to the Fund.

---------------------------------------- ---------------------------- ------------------------------------------------
Fund                                     Fund managers                Positions during past five years
---------------------------------------- ---------------------------- ------------------------------------------------

High Yield Fund                          Jonathan M. Uhrig            Jon is a Portfolio Manager for High Yield
                                                                      Strategies, and is also head of high yield
                                                                      trading. Jon joined Standish Mellon in 1997 and
                                                                      has been a Portfolio Manager of the fund since
                                                                      2001.

---------------------------------------- ---------------------------- ------------------------------------------------

                                         David R. Bowser              David is a Strategist for investment grade
                                                                      credit and a Portfolio Manager for dedicated
                                                                      corporate mandates.  Prior to joining Standish
                                                                      Mellon in 2000, he was a credit analyst at
                                                                      Loomis, Sayles & Company. David has been a
                                                                      Portfolio Manager of the fund since 2006.

---------------------------------------- ---------------------------- ------------------------------------------------




         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE

                         SUPPLEMENT dated June 16, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Mellon Crossover Bond Fund
                  Standish Mellon Opportunistic High Yield Fund

                               Dated: May 1, 2006

--------------------------------------------------------------------------------


Effective June 16, 2006, John R. McNichols is no longer a portfolio manager of Standish Mellon Opportunistic High Yield Fund ("High Yield Fund"). Jonathan M. Uhrig remains as co-portfolio manager of High Yield Fund and David R. Bowser has been added as a co-portfolio manager of the Fund.

Therefore, the information regarding John R. McNichols under "Additional Information About the Portfolio Managers" on page 37 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 40 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

---------------------------------------- ---------------------------- ------------------------------------------------
Portfolio Manager Name                   Funds                        Other Accounts Managed By the Portfolio Manager
---------------------------------------- ---------------------------- ------------------------------------------------

David R. Bowser                          High Yield Fund              Other Registered Investment Companies:
                                                                      0 funds with total assets of $0 million.

                                                                      Other Pooled Investment Vehicles:  0 entities
                                                                      with total assets of approximately $0 million.

                                                                      Other Accounts: 6 accounts with total assets
                                                                      of approximately $1.18 billion.
---------------------------------------- ---------------------------- ------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

---------------------------------------- ---------------------------- ------------------------------------------------
Portfolio Manager Name                   Fund                         Ownership
---------------------------------------- ---------------------------- ------------------------------------------------

David R. Bowser                          High Yield Fund              A
---------------------------------------- ---------------------------- ------------------------------------------------




         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE